Stock Warrants (Details) (USD $)	0 Months Ended	12 Months Ended		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008 US Department of Treasury Capital Purchase Program [Member]
Class of Warrant or Right [Line Items]
Payments for Repurchase of Warrants	$ 50,000	$ (50,000)
Warrant Issued In Conjunction With Serial Preferred Stock	400,000	0	400,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				137,966
Class of Warrant or Right, Termination Period				10 years
Adjustments to Additional Paid in Capital, Warrant Repurchased	$ 350,000	$ 350,000